Prepayments, Deposits and Other Assets, Net (Details) - Schedule of Prepayments, Deposits and Other Assets, Net - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Schedule of Prepayments, Deposits and Other Assets, Net [Abstract]
Security deposits	[1]	$ 287,621	$ 248,146
Advances to suppliers		1,964,693	2,032,099
Advances to employees		107,772	46,293
Prepaid expense		815,742	1,099,950
Prepayment for potential acquisition	[2]	15,906,186	15,906,186
Antique art pieces	[3]	45,479,830	59,651,975
Deferred financing cost		237,430
Others		3,030	6,511
Prepayments, deposits and other assets, net		64,802,304	78,991,160
Less: Long term portion		(46,275,401)	(76,274,752)
Allowance for credit losses			(281,694)
Prepayments, deposits and other assets – current portion		$ 18,526,903	$ 2,434,714

[1]	Security deposits mainly represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.
[2]	On March 24, 2023, the Group entered into an equity transfer agreement with a shareholder of DTI Group Limited (“DTI”), pursuant to which the Group agreed to prepay 698,301 shares (split-adjusted 34,915 shares, equivalent to $15,906,186) to purchase 32% equity of DTI.
[3]	On January 5, 2023, the Group received 20 antique art pieces to settle $59,651,975 (RMB411,157,212) from a debt extinguish agreement. On May 1, 2024, the Group settled 7 antique art pieces as a purchase consideration to acquire Hongchuangxin (details refer to Note 3).